Segment information (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Revenues	$ 1,379,363	$ 1,220,836	$ 1,281,202
Gross profit / (loss)	538,158	491,527	542,848
Other operating results, net	(38,581)	(6,670)	39,797
Segment profit / (loss)	372,280	299,635	198,770
Investment property additions	3,469,474	3,210,643
Investments in associates	276,449	250,453
Selling expenses	(124,704)	(110,977)	(112,430)
Total Agricultural Business [Member]
Statement [Line Items]
Revenues	727,486	598,649	672,565
Costs	(602,060)	(516,513)	(559,338)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	(4,464)	23,658	9,941
Changes in the net realizable value of agricultural products after harvest	19,113	6,199	13,357
Gross profit / (loss)	140,075	111,993	136,525
Net gain from fair value adjustment of investment properties	(5,504)	16,649	(13,879)
Gain from disposal of farmlands	633	56,079	97,960
General and administrative expenses	(56,565)	(56,709)	(62,705)
Selling expenses	88,505	79,093	81,494
Other operating results, net	(5,575)	15,966	51,955
Profit / (loss) from operations	(15,441)	64,885	128,362
Share of profit/ (loss) of associates and joint ventures	312	(1,380)	(2,018)
Segment profit / (loss)	(15,129)	63,505	126,344
Investment property additions	114,619	98,832	120,133
Property, plant and equipment	832,971	840,098	842,655
Investments in associates	13,040	12,444	14,848
Other reportable assets	466,123	435,565	381,073
Reportable assets	1,426,753	1,386,939	1,358,709
Agricultural Production [Member]
Statement [Line Items]
Revenues	508,571	436,668	499,707
Costs	(446,397)	(374,521)	(445,067)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	(4,464)	23,658	9,941
Changes in the net realizable value of agricultural products after harvest	19,113	6,199	13,357
Gross profit / (loss)	76,823	92,004	77,938
Net gain from fair value adjustment of investment properties	0	0	0
Gain from disposal of farmlands	0	0	0
General and administrative expenses	(32,650)	(31,061)	(36,570)
Selling expenses	55,954	47,656	53,874
Other operating results, net	(7,760)	7,995	15,825
Profit / (loss) from operations	(19,541)	21,282	3,319
Share of profit/ (loss) of associates and joint ventures	1,061	492	2,886
Segment profit / (loss)	(18,480)	21,774	6,205
Investment property additions	0	0	0
Property, plant and equipment	774,960	777,392	834,142
Investments in associates	12,521	12,140	12,468
Other reportable assets	378,310	331,863	258,173
Reportable assets	1,165,791	1,121,395	1,104,783
Land Transformation And Sales [Member]
Statement [Line Items]
Revenues	0	0	0
Costs	(492)	(520)	(425)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0	0	0
Changes in the net realizable value of agricultural products after harvest	0	0	0
Gross profit / (loss)	(492)	(520)	(425)
Net gain from fair value adjustment of investment properties	(5,504)	16,649	(13,879)
Gain from disposal of farmlands	633	56,079	97,960
General and administrative expenses	(272)	(115)	(117)
Selling expenses	49	2,073	2,214
Other operating results, net	(2,035)	4,670	25,575
Profit / (loss) from operations	(7,719)	74,690	106,900
Share of profit/ (loss) of associates and joint ventures	0	0	0
Segment profit / (loss)	(7,719)	74,690	106,900
Investment property additions	114,619	98,832	120,133
Property, plant and equipment	54,186	57,846	2,348
Investments in associates	0	0	0
Other reportable assets	0	0	4,834
Reportable assets	168,805	156,678	127,315
Corporate [Member]
Statement [Line Items]
Revenues	0	0	0
Costs	0	0	0
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0	0	0
Changes in the net realizable value of agricultural products after harvest	0	0	0
Gross profit / (loss)	0	0	0
Net gain from fair value adjustment of investment properties	0	0	0
Gain from disposal of farmlands	0	0	0
General and administrative expenses	(5,776)	(7,913)	(8,533)
Other operating results, net	0	0	0
Profit / (loss) from operations	(5,776)	(7,913)	(8,533)
Share of profit/ (loss) of associates and joint ventures	0	0	0
Segment profit / (loss)	(5,776)	(7,913)	(8,533)
Investment property additions	0	0	0
Property, plant and equipment	0	0	0
Investments in associates	0	0	0
Other reportable assets	0	0	0
Reportable assets	0	0	0
Selling expenses	0	0	0
Others [Member]
Statement [Line Items]
Revenues	218,915	161,981	172,858
Costs	(155,171)	(141,472)	(113,846)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0	0	0
Changes in the net realizable value of agricultural products after harvest	0	0	0
Net gain from fair value adjustment of investment properties	0	0	0
Gain from disposal of farmlands	0	0	0
General and administrative expenses	(17,867)	(17,620)	(17,485)
Selling expenses	32,502	29,364	25,406
Other operating results, net	4,220	3,301	10,555
Profit / (loss) from operations	17,595	(23,174)	26,676
Share of profit/ (loss) of associates and joint ventures	(749)	(1,872)	(4,904)
Segment profit / (loss)	16,846	(25,046)	21,772
Investment property additions	0	0	0
Property, plant and equipment	3,825	4,860	6,165
Investments in associates	519	304	2,380
Other reportable assets	87,813	103,702	118,066
Reportable assets	92,157	108,866	126,611
Gross profit / (loss)	$ 63,744	$ 20,509	$ 59,012